CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, allowance for credit loss	$ 0		$ 1,069	$ 1,939
Common stock, par value (in usd per share)	$ 0.00001		$ 0.01	$ 0.01
Ordinary shares, shares outstanding (in shares)	60,168,000	60,200,000	251,084,000	249,200,000
Noble Finance Company
Accounts receivable, allowance for credit loss	$ 0		$ 1,069	$ 1,939
Common stock, par value (in usd per share)	$ 0.10		$ 0.10	$ 0.10
Ordinary shares, shares outstanding (in shares)	261,246,000		261,246,000	261,246,000